ACCOUNTS RECEIVABLE (Tables)	13 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
Disclosure of detailed information about balances of accounts receivables
The Company’s accounts receivable include the following balances as at September 30, 2023 and August 31, 2022:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Gross trade receivables	$28,791	$44,983
Less: reserves for product returns and price adjustments	(810)	(1,050)
Less: expected credit losses	(524)	(71)
Trade receivables	27,457	43,862
Sales taxes receivable	9	1,419
Current portion of net investment in subleases	508	304
Other receivables	2,183	787
	$30,157	$46,372